DERIVATIVE FINANCIAL INSTRUMENTS - Foreign Exchange Contracts (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 24,441	$ 19,740
Foreign exchange contracts
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	5,518	6,261
Foreign exchange contracts | Australian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 305	$ 682
Average exchange rate	1,480,000	1,450,000
Foreign exchange contracts | Brazilian real
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 163	$ 89
Average exchange rate	5,190,000	4,060,000.00
Foreign exchange contracts | British pounds
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,060	$ 650
Average exchange rate	740,000	770,000
Foreign exchange contracts | Canadian dollars
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,548	$ 2,037
Average exchange rate	1,310,000	1,300,000
Foreign exchange contracts | Chinese yuan
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8	$ 1
Average exchange rate	6,540,000	6,970,000
Foreign exchange contracts | Euros
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 340	$ 782
Average exchange rate	840,000	880,000
Foreign exchange contracts | INR
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 180	$ 189
Average exchange rate	76,720,000	73,330,000
Foreign exchange contracts | Japanese yen
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8	$ 14
Average exchange rate	103,460,000	104,190,000
Foreign exchange contracts | Mexican pesos
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 13	$ 10
Average exchange rate	19,980,000	18,900,000
Foreign exchange contracts | Norwegian krone
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 48	$ 52
Average exchange rate	9,680,000	8,870,000
Foreign exchange contracts | South Africa rand
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2	$ 3
Average exchange rate	14,730,000	14,050,000.00
Foreign exchange contracts | Swedish krona
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,647	$ 1,578
Average exchange rate	8,580,000	9,100,000
Foreign exchange contracts | Swiss franc
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 36	$ 50
Average exchange rate	880,000	970,000
Foreign exchange contracts | Colombian peso
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 48	$ 49
Average exchange rate	3,428,450,000	3,359,910,000
Foreign exchange contracts | South Korean won
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 67	$ 68
Average exchange rate	1,086,510,000	1,265,030,000.00
Foreign exchange contracts | Peruvian dollar
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 0	$ 7
Average exchange rate	0	3,410,000
Foreign exchange contracts | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 45	$ 0
Average exchange rate